Accounts Receivable	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts Receivable

NOTE 3 – Accounts Receivable

As of December 31, 2016 and 2015, the Company’s net accounts receivable were $1,096,713 and $807,906, respectively.

The following table summarizes activity for the allowance for doubtful accounts for the years ended December 31, 2016 and 2015:

	2016	2015
Beginning balance as of January 1,	$203,270	$62,249
Bad debt expense	38,409	167,315
Charge offs, net	(161,472)	(26,293)
Ending balance as of December 31,	$80,207	$203,270